Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions

NOTE 18 — Related Party Transactions

Mr. Diller, our Chairman of the Board of Directors and Senior Executive, through shares he owns beneficially as well as those subject to an irrevocable proxy granted by Liberty Interactive Corporation (“Liberty”), controlled approximately 59% of the combined voting power of the outstanding Expedia capital stock as of December 31, 2014. Mr. Diller effectively controls the outcome of all matters submitted to a vote or for the consent of our stockholders (other than with respect to the election by the holders of common stock of 25% of the members of our Board of Directors and matters as to which Delaware law requires a separate class vote). Upon Mr. Diller’s permanent departure from Expedia, the irrevocable proxy would terminate and depending on the capitalization of Expedia at such time, Liberty could effectively control the voting power of our capital stock.

Following the spin-off of TripAdvisor on December 20, 2011, through shares he held beneficially as well as those subject to an irrevocable proxy granted by Liberty, Mr. Diller also effectively controlled the outcome of all matters submitted to a vote or for the consent of TripAdvisor’s stockholders (other than with respect to the election by the holders of common stock of 25% of the members of TripAdvisor’s Board of Directors and matters as to which Delaware law requires a separate class vote). On December 11, 2012, Liberty purchased an aggregate of 4,799,848 shares of common stock of TripAdvisor from Mr. Diller and certain of his affiliates (the “TripAdvisor Stock Sale”). Effective upon completion of the TripAdvisor Stock Sale, Mr. Diller’s right to control the vote of the shares of TripAdvisor’s common stock and Class B common stock beneficially owned by Liberty terminated and Liberty then controlled a majority voting stake in TripAdvisor.

In addition to serving as our Chairman and Senior Executive, Mr. Diller also serves as Chairman of the Board of Directors and Senior Executive at IAC and previously served as Chairman of the TripAdvisor Board of Directors and Senior Executive. Mr. Kaufman, a member of our Board of Directors and Vice Chairman, currently serves as a member of the Board of Directors and Vice Chairman at IAC and previously served as a member of the TripAdvisor Board of Directors along with Mr. Khosrowshahi, our Chief Executive Officer and a member of our Board of Directors. Our certificate of incorporation provides that no officer or director of Expedia who is also an officer or director of IAC or TripAdvisor will be liable to Expedia or its stockholders for breach of any fiduciary duty by reason of the fact that any such individual directs a corporate opportunity to IAC or TripAdvisor instead of Expedia, or does not communicate information regarding a corporate opportunity to Expedia because the officer or director has directed the corporate opportunity to IAC or TripAdvisor, which could have the effect of increasing the risk of conflicts of interest between the companies. Mr. Diller resigned as Chairman and the Senior Executive of TripAdvisor, effective December 11, 2012 (the date of his sale of TripAdvisor shares to Liberty) and subsequently resigned his position as a non-employee director of TripAdvisor, effective April 23, 2013. Messrs. Kaufman and Khosrowshahi resigned from the TripAdvisor Board of Directors, in each case effective February 7, 2013.

TripAdvisor, Inc. As a result of changes in the ownership and governance structures of TripAdvisor that occurred during 2012 and 2013 as disclosed above, we no longer separately disclose transactions with TripAdvisor in our financial statements as related party transactions.

IAC/InterActiveCorp. In connection with and following the IAC spin-off in August 2005, we entered into various commercial agreements with IAC, a related party due to common ownership. On August 20, 2008, IAC completed its plan to separate into five publicly traded companies. With this separation, our related party transactions with the newly constituted IAC have been immaterial and we expect this trend to continue on a go-forward basis.

In addition, in conjunction with the IAC spin-off, we entered into a joint ownership and cost sharing agreement with IAC, under which IAC transferred to us 50% ownership in an airplane, which is available for use by both companies. In February 2013, Expedia and IAC completed the purchase of an additional aircraft in which each company has a 50% ownership interest. We paid $25 million (50% of the total purchase price and refurbishment costs) for our interest. In August 2013, the airplane was placed in service and is being depreciated over 10 years. We share equally in fixed and nonrecurring costs for both planes; direct operating costs are pro-rated based on actual usage. As of December 31, 2014 and 2013, the net basis in our ownership interest in both planes was $36 million and $38 million recorded in long-term investments and other assets. In 2014, 2013 and 2012, operating and maintenance costs paid directly to the jointly-owned subsidiary for the airplanes were nominal.

Liberty Interactive Corporation. Based on information filed with the Securities and Exchange Commission, Liberty USA Holdings, LLC, a wholly owned subsidiary of Liberty, holds 10.5 million shares of Expedia, Inc. common stock and 12.8 million shares of Expedia, Inc. Class B common stock, which shares are subject to the irrevocable proxy described above. In addition, pursuant to an Amended and Restated Governance Agreement among Expedia, Liberty Interactive and Mr. Diller dated December 20, 2011 (the “Governance Agreement”), Liberty Interactive has the right to nominate up to a number of directors equal to 20% of the total number of the directors on the Board (rounded up to the next whole number if the number of directors on the Board is not an even multiple of five) for election to the Board and has certain other rights regarding committee participation, so long as certain stock ownership requirements applicable to Liberty are satisfied.

During 2014 and 2013, we issued 264,608 shares and 467,672 shares of common stock from treasury stock to Liberty at a price per share of $77.11 and $54.04 and an aggregate value of approximately $20 million and $25 million pursuant to and in accordance with the preemptive rights as detailed by the Governance Agreement with Liberty.